Accounts Payable - Schedule of Accounts Payable (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Accounts Payable [Abstract]
Trade creditors	$ 5,630	$ 4,994
Accounts payable to Board Members	264	909
Accounts payable to other related parties	430	183
Accounts payable to underwriters, promoters, and employees	13,010	4,575
Other accounts payable	7,632	8,546
Total accounts payable	$ 26,966	$ 19,207